MERCER FUNDS

SUPPLEMENT TO

THE CLASS S SHARES AND CLASS Y SHARES PROSPECTUSES

DATED JULY 31, 2013, AS SUPPLEMENTED ON AUGUST 15, 2013,

OCTOBER 29, 2013, NOVEMBER 13, 2013,

NOVEMBER 14, 2013, NOVEMBER 15, 2013, DECEMBER 10, 2013 AND

DECEMBER 17, 2013

The date of this Supplement is February 10, 2014.

The following changes have been made to the prospectuses of the Class S shares (the “Class S Shares Prospectus”) and of the Class Y-1, Y-2, and Y-3 shares (the “Class Y Shares Prospectus”) of Mercer Funds:

1.                  The following information relating to Pacific Investment Management Company LLC (“PIMCO”), subadvisor to the Mercer Core Fixed Income Fund is added under the caption “Fund Management—Subadvisors and Portfolio Managers,” on page 48 of the Class S Shares Prospectus and on page 48 of the Class Y Shares Prospectus:

Pacific Investment Management Company LLC (“PIMCO”)

•	William H. Gross, Managing Director, Co-Chief Investment Officer and a founding partner of PIMCO, began managing PIMCO’s allocated portion of the Fund’s portfolio in 2014.

2. In the section “The Subadvisors” the similar paragraph relating to PIMCO, subadvisor to the Mercer Core Fixed Income Fund is replaced on page 88 of the Class S Shares Prospectus and on page 88 of the Class Y Shares Prospectus:

The lead portfolio manager for PIMCO’s allocated portion of the Fund’s portfolio is William H. Gross. Mr. Gross is a Managing Director, Co-Chief Investment Officer and founding partner of PIMCO. Mr. Goss joined PIMCO in 1971. The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and ownership of securities in the Fund, if any.

MERCER FUNDS

SUPPLEMENT TO

THE STATEMENT OF ADDITIONAL INFORMATION

DATED JULY 31, 2013, AS SUPPLEMENTED AUGUST 15, 2013,

OCTOBER 29, 2013, NOVEMBER 13, 2013, NOVEMBER 14, 2013,

NOVEMBER 15, 2013, DECEMBER 10, 2013 AND DECEMBER 17, 2013

The date of this Supplement is February 10, 2014.

The following changes are made in the Statement of Additional Information of Mercer Funds:

1. In Appendix C, entitled “Additional Information About the Funds’ Portfolio Managers,” the table on page C-28 relating to Pacific Investment Management Company, LLC is replaced with the following:

In addition to the Fund, Mr. Gross manages:

	Total Accounts*		Accounts with Performance Fees*
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Registered Investment Companies	47	396,943	0	0
Other Pooled Investment Vehicles	22	45,072	1	167
Other Accounts	61	31,049	11	6,521

          * As of December 31, 2013.